Investments - Summary of Investments in Real Estate (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Beginning balance	€ 2,700	€ 2,147
Additions	179	472
Subsequent expenditure capitalized	16	3
Disposals	(331)	(209)
Fair value gains / (losses)	317	261
Net exchange differences	9	27
Other	11	(1)
Ending balance	€ 2,901	€ 2,700